Financial Instruments, textual (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Bond [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Bonds Fair Value Disclosure	$ 97,500